Acquisitions and Disposals of Subsidiaries - Summary of Impact of Acquisitions and Disposals on Consolidated Statements (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Non-current liabilities
Trade and other payables		$ (1,522)	$ (1,943)
Current liabilities
Consideration paid/(received)	$ 10,838
Acquisitions [member]
Non-current assets
Property, plant and equipment		149	44
Intangible assets		162	128
Investments in associates		(7)	(15)
Current assets
Inventories		33	43
Trade and other receivables		9	19
Cash and cash equivalents		5	40
Non-current liabilities
Interest-bearing loans and borrowings		(74)	(11)
Trade and other payables		(34)	(110)
Deferred tax liabilities		(6)	(33)
Current liabilities
Interest-bearing loans and borrowings		(4)
Trade and other payables		(59)	(65)
Net identifiable assets and liabilities		174	40
Non-controlling interest			(12)
Goodwill on acquisitions and goodwill disposed of		185	682
Consideration to be (paid)/received		(14)	(275)
Net cash paid/(received) on prior years acquisitions/(disposals)		170	16
Consideration paid/(received)		515	451
Cash (acquired)/disposed of		(5)	(40)
Net cash outflow / (inflow)		510	411
Net cash outflow / (inflow) on continuing operations		$ 510	385
Net cash outflow / (inflow) on discontinued operations			26
Disposals [member]
Non-current assets
Property, plant and equipment			(1)
Intangible assets			(29)
Current assets
Inventories			(7)
Trade and other receivables			(1)
Non-current liabilities
Deferred tax liabilities			9
Current liabilities
Trade and other payables			2
Net identifiable assets and liabilities			(27)
Non-controlling interest			2
Goodwill on acquisitions and goodwill disposed of			(22)
Loss/(gain) on disposal			(21)
Net cash paid/(received) on prior years acquisitions/(disposals)			(65)
Consideration paid/(received)			(133)
Net cash outflow / (inflow)			(133)
Net cash outflow / (inflow) on continuing operations			$ (133)